1933 Act Registration No. 2-99356
                                        1940 Act File No. 811-4367

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 31                               [X]

                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 32                                              [X]

                  LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Kevin M. Carome                Cameron S. Avery
    Executive Vice President       Bell, Boyd & Lloyd LLC
    Liberty-Stein Roe               Three First National Plaza
    Funds Municipal Trust           70 W. Madison Street,, Suite 3300
    One Financial Center            Chicago, Illinois 60602
    Boston, Massachusetts 02111
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately  upon filing  pursuant to paragraph b)
[X] on October 31, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph
(a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series: Stein Roe Intermediate Municipals Fund, Stein Roe Municipal Money Market Fund, Stein Roe Managed Municipals Fund, and Stein Roe High-Yield Municipals Fund.

The prospectus and statement of additional information relating to the series of Liberty-Stein Roe Funds Municipal Trust designated Stein Roe Municipal Money Market Fund, Stein Roe High Yield Municipals Fund and Stein Roe Managed Municipals Fund are not affected by the filing of this Post-Effective Amendment No. 31.

   STEIN ROE     INTERMEDIATE MUNICIPALS FUND   PROSPECTUS, NOVEMBER 1, 2000

CLASS A, B AND C SHARES


Advised by Stein Roe & Farnham Incorporated


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


---------------------------
NOT FDIC  MAY LOSE VALUE
          -----------------
INSURED   NO BANK GUARANTEE
---------------------------

-------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                       2
-------------------------------------------------------------------------------

Investment Goal ...........................................................    2

Principal Investment Strategies ...........................................    2

Principal Investment Risks ................................................    3

Performance History .......................................................    5

Your Expenses .............................................................    6


YOUR ACCOUNT                                                                   7
-------------------------------------------------------------------------------

How to Buy Shares .........................................................    7

Sales Charges .............................................................    8

How to Exchange Shares ....................................................    9

How to Sell Shares ........................................................    9

Fund Policy on Trading of Fund Shares .....................................   11

Distribution and Service Fees .............................................   11

Other Information About Your Account ......................................   12

MANAGING THE FUND                                                             15
-------------------------------------------------------------------------------

Investment Advisor ........................................................   15

Portfolio Manager .........................................................   15

OTHER INVESTMENT STRATEGIES AND RISKS                                         16
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                          19
-------------------------------------------------------------------------------

                                    THE FUND


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks a high level of total return, consisting of current income exempt from federal income tax, consistent with the preservation of capital


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in "intermediate-term" tax-exempt bonds. "Intermediate term" means the bonds generally have a dollar-weighted-average maturity of three to 10 years. At least 75% of the Fund's total assets are invested in tax-exempt securities that are at the time of purchase:

    -   rated at least BBB by Standard & Poor's,

    -   rated at least Baa by Moody's Investors Service, Inc.,

    - given a comparable rating by another nationally recognized rating agency,

    - unrated securities that Stein Roe believes to be of comparable quality, or backed by the full faith and credit or guarantee of the U.S. government.

The Fund may also invest up to 25% of its total assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:

    -   below BBB by Standard & Poor's,

    -   below Baa by Moody's Investors Service, Inc., or

    -   with a comparable rating by another nationally recognized rating agency.

It is a fundamental policy that, during periods of normal market conditions, at least 80% of the Fund's net assets will be invested in securities that produce income that is exempt from federal income tax.

The Portfolio is permitted to invest all of its assets in bonds subject to the Alternative Minimum Tax.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and bond selections and other management decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.

THE FUND


Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in decreases in the price of the security and in some cases a decrease in income.

Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

Call risk is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

Tax-exempt bonds are subject to special risk. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligations, may depend partially on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax for individuals and corporations. Consult your tax advisor for more information.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


UNDERSTANDING PERFORMANCE
CALENDAR YEAR TOTAL RETURNS show the Fund's Class S share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class S share performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Lehman Brothers 10-year Municipal Bond Index (Lehman Index), an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The Fund did not have separate classes of shares prior to November 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS (CLASS S)(1)

1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
----      ----      ----      ----      ----      ----      ----      ----      ----      ----
7.48%    10.67%     7.63%    11.06%    -3.36%    12.93%     4.16%     7.50%     5.46%    -1.41%


The Fund's year-to-date total return through September 30, 2000 was + %.

For period shown in bar chart:
Best quarter: 1st quarter 1995, +4.73%
Worst quarter: 1st quarter 1994, -4.24%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999(1)

                                1 YEAR     5 YEARS    10 YEARS
          Class S (%)            -1.41      5.62        6.09
          ------------------------------------------------------
          Lehman Index (%)       -1.25      7.12        7.10



(1) Because the Class A ,B and C shares have not completed a full calendar year the bar chart and average annual total returns shown are for Class S shares, the oldest existing Fund class.

THE FUND


UNDERSTANDING EXPENSES
SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions

- Assumes Class B shares convert to

  Class  A shares after eight years



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A           CLASS B         CLASS C
Maximum sales charge (load) on
purchases (%) (as a percentage
of the offering price)                   4.75              0.00            0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the lesser of
purchase price or redemption
price)                                   1.00(3)           5.00            1.00
-------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount
redeemed, if applicable)                   (4)               (4)             (4)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                      CLASS A           CLASS B         CLASS C
Management fee  (%)                      0.58              0.58            0.58
-------------------------------------------------------------------------------
Distribution and service (12b-1)
fees (%)                                 0.35(5)           1.00            1.00
-------------------------------------------------------------------------------
Other expenses (6) (%)                   0.23              0.23            0.23
-------------------------------------------------------------------------------
Total annual fund operating
expenses  (%)                            1.16              1.81            1.81
-------------------------------------------------------------------------------
     Expense reimbursement (7) (%)      (0.11)            (0.11)          (0.11)
-------------------------------------------------------------------------------
     Net expenses (%)                    1.05              1.70            1.70



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                   1 YEAR        3 YEARS           5 YEARS        10 YEARS

Class A                  $588            $827            $1,085          $1,825
-------------------------------------------------------------------------------
Class B: did not sell
         your shares     $184            $569              $980          $1,954

         sold all your
         shares at
         the end of
         the period      $684            $869            $1,180          $1,954
-------------------------------------------------------------------------------
Class C: did not sell
         your shares     $184            $569              $980           2,127

         sold all your
         shares at
         the end of
         the period      $284            $569              $980          $2,127



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses for Class A shares would be 1.06%. This arrangement may be terminated by the distributor at any time.

(6) Other expenses are based on the Fund's Class S shares.

(7) The Fund's advisor has agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee for each share class would be 0.33% and total annual fund operating expenses for Class A, B and C shares would be 0.95%, 1.70% and 1.70%, respectively. This arrangement expires on October 31, 2000. A reimbursement lowers the expense ratio and increases overall return to investors.

                                  YOUR ACCOUNT


INVESTMENT MINIMUMS

Initial Investment ...................................................   $1,000

Subsequent Investments ...............................................      $50

Automatic Investment Plan* ...........................................      $50

Retirement Plans* ....................................................      $25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


 METHOD                  INSTRUCTIONS
 Through your            Your financial advisor can help you establish your
 financial advisor       account and buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------
 By check                For new accounts, send a completed application and check
 (new account)           made payable to the Fund to the transfer agent, SteinRoe
                         Services, Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722,
                         Boston, MA 02105-1722.
--------------------------------------------------------------------------------
 By check                For existing accounts, fill out and return the additional
 (existing account)      investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to SteinRoe
                         Services, Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722,
                         Boston, MA 02105-1722.
--------------------------------------------------------------------------------
 By                      exchange  You or your  financial  advisor  may  acquire
                         shares  by  exchanging  shares  you own in one fund for
                         shares of the same  class of the Fund at no  additional
                         cost.  There may be an additional  charge if exchanging
                         from a money  market  fund.  To exchange by  telephone,
                         call 1-800-422-3737.
--------------------------------------------------------------------------------
 By                      wire You may purchase  shares by wiring money from your
                         bank  account  to your fund  account.  To wire funds to
                         your  fund  account,  call  1-800-422-3737  to obtain a
                         control number and the wiring instructions.
--------------------------------------------------------------------------------
 By electronic  You may purchase  shares by  electronically  transferring  funds transfer money from your bank account to your fund account by calling
                         1-800-422-3737.  Electronic funds transfers may take up
                         to two  business  days to settle and be  considered  in
                         "good form." You must set up this feature prior to your
                         telephone request.  Be sure to complete the appropriate
                         section of the application.
--------------------------------------------------------------------------------
 Automatic               You can make monthly or quarterly investments automatically from
 investment plan         your bank account to your fund account. You can select a
                         pre-authorized  amount to be sent via electronic  funds
                         transfer.  Be sure to complete the appropriate  section
                         of the application for this feature.
--------------------------------------------------------------------------------
 By dividend             You may automatically invest dividends distributed by one
 diversification         fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in another fund, call
                         1-800-345-6611.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases in excess of $250,000 must be for Class A or Class C shares only. Purchases of over $1 million can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class S shares made available through a separate prospectus.



SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES

                                                                            % OF
                                                                        OFFERING
                                                                           PRICE
                                       AS A %                        RETAINED
                                       OF THE                           BY
                                       PUBLIC          AS A %        FINANCIAL
                                      OFFERING        OF YOUR         ADVISOR
AMOUNT OF PURCHASE                     PRICE         INVESTMENT        FIRM
Less than $50,000                      4.75            4.99            4.25
-------------------------------------------------------------------------------
$50,000 to less than $100,000          4.50            4.71            4.00
-------------------------------------------------------------------------------
$100,000 to less than $250,000         3.50            3.63            3.00
-------------------------------------------------------------------------------
$250,000 to less than $500,000         2.50            2.56            2.00
-------------------------------------------------------------------------------
500,000 to less than $1,000,000        2.00            2.04            1.75
-------------------------------------------------------------------------------
$1,000,000 or more                     0.00            0.00            0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:


PURCHASES OVER $1 MILLION



AMOUNT PURCHASED                                          COMMISSION %

First $3 million                                             1.00
------------------------------------------------------------------------------
$3 million to less than $5 million                           0.80
------------------------------------------------------------------------------
$5 million to less than $25 million                          0.50
------------------------------------------------------------------------------
 $25 million or more                                         0.25



The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants  in certain group  retirement  plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES

                                                       % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                          SHARES ARE SOLD

Through first year                                          5.00
------------------------------------------------------------------------------
Through second year                                         4.00
------------------------------------------------------------------------------
Through third year                                          3.00
------------------------------------------------------------------------------
Through fourth year                                         3.00
------------------------------------------------------------------------------
Through fifth year                                          2.00
------------------------------------------------------------------------------
Through sixth year                                          1.00
------------------------------------------------------------------------------
Longer than six years                                       0.00



Commission to financial advisors is 4%.

Automatic conversion to Class A shares is eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES

                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
Through first year                                            3.00
------------------------------------------------------------------------------
Through second year                                           2.00
------------------------------------------------------------------------------
Through third year                                            1.00
------------------------------------------------------------------------------
Longer than three years                                       0.00


Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares is four years after purchase.

YOUR ACCOUNT


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES


                                                       % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                          SHARES ARE SOLD

Through first year                                          3.00
------------------------------------------------------------------------------
Through second year                                         2.00
------------------------------------------------------------------------------
Through third year                                          1.00
------------------------------------------------------------------------------
Longer than four years                                      0.00



Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES


YEARS AFTER PURCHASE                       % DEDUCTED WHEN SHARES ARE SOLD

Through first year                                        1.00
-------------------------------------------------------------------------------
Longer than one year                                      0.00

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


 METHOD               INSTRUCTIONS
 Through  your You may call your  financial  advisor to place  your sell  order.
 financial advisor To receive the current trading day's price, your financial advisor firm must receive your request  prior to the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------------
 By                   exchange You or your financial  advisor may sell shares by exchanging  from the Fund  into  the same  share  class of another  fund  at  no  additional  cost.  To  exchange  by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain
                      restrictions apply to retirement accounts. For details, call
                      1-800-345-6611.
--------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor
                      institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611. Mail your letter of instruction to SteinRoe
                      Services, Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
 By                   wire You may sell shares and request  that the proceeds be wired to your bank.  You must set up this feature prior to
                      your   telephone   request.   Be  sure  to  complete   the
                      appropriate  section of the account  application  for this feature.
--------------------------------------------------------------------------------------
 By systematic        You may automatically sell a specified dollar amount or percentage
 withdrawal plan      on a monthly, quarterly or semi-annually basis if your account balance is at least $5,000 and have the  proceeds  sent to you. This feature is not available if you hold your shares in certificate  form. Be sure to complete the  appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be electronically
 funds transfer       transferred to your bank. Proceeds may take up to two business days to be received by your bank.  You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.

YOUR ACCOUNT


DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive the Class A share distribution fee. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee upon conversion.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS

 Dividend         Represents  interest and dividends earned from securities held by the Portfolio.
--------------------------------------------------------------------------------
 Capital          gains  Represents  net  long-term  capital  gains  on sales of securities  held for more  than 12 months  and net  short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options) :


- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT


TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

                                MANAGING THE FUND


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 2000 fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.58% of average daily net assets of the Fund.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO  MANAGER
--------------------------------------------------------------------------------
William C Loring joined Stein Roe in November 1998 as co-portfolio manager of Stein Roe Managed Municipals Fund. Since 1986, he has managed various Liberty tax-exempt funds, including Liberty Tax Exempt Fund since May 1997, Liberty Intermediate Tax Exempt Fund since 1993 and Intermediate Municipals Fund since May, 2000. Mr. Loring is jointly employed as a senior vice president by both Colonial and Stein Roe and has a bachelor's degree from Bowdoin College.

                      OTHER INVESTMENT STRATEGIES AND RISKS


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.


ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

OTHER INVESTMENT STRATEGIES AND RISKS


ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------
Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by a state or local government and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation or revenue bonds. Municipal lease obligations may not be backed by the issuing municipality and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to the Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.


INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------
Inverse floating rate obligations represent interests in tax-exempt bonds. They carry interest rates that will vary inversely to changes in short-term market interest rates. As short-term interest rates rise, inverse floaters produce less income, and their market value can become volatile. Therefore, their market values are subject to greater risks of fluctuation than securities bearing a fixed rate of interest which may lead to greater fluctuation in the price of the security.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The Advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

OTHER INVESTMENT STRATEGIES AND RISKS


INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Because Class A shares have not commenced operations, the Fund's Class S shares, the Fund's oldest existing fund class is shown. Information is shown for the Fund's last five fiscal years, which run from July 1 to June 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by [ ] independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND

                                                                  YEARS ENDED JUNE 30,

                                                2000         1999        1998         1997         1996
                                               CLASS S      CLASS S     CLASS S      CLASS S      CLASS S
 Net asset value--
 Beginning of period ($)                       11.23        11.57        11.38        11.22         11.16
---------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income                          0.28         0.54         0.54         0.55          0.55
---------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gains (loss) on investments                   (0.27)        0.22         0.22         0.06
---------------------------------------------------------------------------------------------------------
 Total from Investment Operations              (0.01)        0.24         0.76         0.77          0.61
---------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS ($):
 Net investment income                         (0.26)       (0.54)       (0.54)       (0.55)
---------------------------------------------------------------------------------------------------------
 Net realized capital gains                    (0.02)       (0.04)       (0.03)       (0.06)           --
 TOTAL DISTRIBUTIONS                           (0.28)       (0.58)       (0.57)       (0.61)        (0.55)
 Net asset value--
 End of period ($)                             10.96        11.23        11.57        11.38         11.22
---------------------------------------------------------------------------------------------------------
 Total return (b) (%)                           3.10         2.08         6.84         7.07          5.47
---------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA (%):
 Ratio of net expenses to
 average net assets (a)                         0.70         0.70         0.70         0.70          0.70
---------------------------------------------------------------------------------------------------------
 Ratio of net investment income
 to average net assets (b)                      4.93         4.85         4.70         4.84          4.82
---------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                           26           48           29           44            66
---------------------------------------------------------------------------------------------------------

(a) If the Fund had paid all its expenses and there had been no reimbursement of expenses by the Advisor, this ratio would have been 0.81%, 0.79%, 0.81%, 0.82% and 0.81 % for the years ended June 30, 2000, 1999, 1998, 1997 and
    1996, respectively.

(b) Computed with the effect of Stein Roe's expense reimbursement.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Municipal Trust: 811-4367
- Stein Roe Intermediate Municipals Fund




                       [LIBERTY FUNDS LETTERHEAD AND LOGO]

                     STEIN ROE     INTERMEDIATE MUNICIPALS FUND
                         CLASS A, B, C
                A SERIES OF LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 2000

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of
   Stein Roe    Intermediate  Municipals Fund Class A, B, C. This SAI is not
a prospectus and isauthorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated November 1, 2000. This SAI should be read together with the Fund's Prospectus and most recent Annual Report dated June 30, 2000. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in the Fund's June 30, 2000 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

           PART 1                                                                                     PAGE
           Definitions                                                                                  b
           Organization and History                                                                     b
           Investment Objective and Policies of the Fund                                                b
           Fundamental Investment Policies of the Fund                                                  c
           Other Investment Policies of the Fund                                                        c
           Fund Charges and Expenses                                                                    j
           Investment Performance                                                                       w
           Custodian                                                                                   aa
           Independent  Auditors                                                                       aa

           PART 2                                                                                     PAGE
           Miscellaneous Investment Practices                                                           1
           Taxes                                                                                       11
           Management of the Fund                                                                      13
           Determination of Net Asset Value                                                            19
           How to Buy Shares                                                                           20
           Special Purchase Programs/Investor Services                                                 21
           Programs for Reducing or Eliminating Sale Charges                                           22
           How to Sell Shares                                                                          24
           Distributions                                                                               26
           How to Exchange Shares                                                                      26
           Suspension of Redemptions                                                                   26
           Shareholder Liability                                                                       26
           Shareholder Meetings                                                                        27
           Performance Measures                                                                        27
           Master Fund/Feeder Fund: Structure and Risk
           Appendix I                                                                                  29
           Appendix II                                                                                 34

                                        a

                                     Part 1

                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 2000

DEFINITIONS
"The Fund"      Stein Roe Intermediate Municipals Fund
"The Trust"     Liberty-Stein Roe Funds Municipal Trust
"Advisor"       Stein Roe & Farnhum, Inc., the Fund's investment advisor
"LFD"           Liberty Funds Distributor, Inc., the Fund's distributor
"SSI"           SteinRoe Services, Inc., the Fund's shareholder services and transfer agent.

ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1987. The Fund is a diversified series of the Trust and represents the entire interest in a separate series of the Trust. On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Municipal Trust" to Liberty-Stein Roe Funds Municipal Trust" on October 18, 1999.

   The Fund offers 4 classes of shares-Classes A,B,C and S. Prior to November 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S, and the Fund commenced offering Classes A,B and C shares. The Fund did not have separate classes prior to that date. This SAI describes the Class A, B and C shares of the Fund. A separate SAI relates to Class S.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND
The Prospectus describes the Fund's investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

    Derivatives
    Medium- and Lower Rated Debt Securities
    Short Sales
    Interfund Lending and Borrowing
    Forward Commitments ("When Issued" and "Delayed Delivery" Securities, Reverse Repurchase Agreements Repurchase Agreements Line of Credit Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices) Options on Securities Participation Interests Stand-by Commitments Zero Coupon Securities (Zeros) Tender Option Bonds Pay-In-Kind (PIK) Securities Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the investment policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares

                                        b
are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote. The Fund will not:

         (i) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund [however, in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by it and guaranteed by such guarantor (plus any other investments in securities issued by the guarantor) does not exceed 10% of its total assets];

         (ii) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements), but it may make margin deposits in connection with futures and options transactions;

         (iii) make loans, although it may (a) participate in an interfund lending program with other Stein Roe Funds and the Fund provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (iv) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes and (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; it may borrow from banks, other Stein Roe Funds, and other persons to the extent permitted by applicable law;

         (v) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except (a) as may be necessary in connection with borrowings mentioned in (iv) above, and (b) it may enter into futures and options transactions;

         (vi) invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (vii) purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors, or trustees of the Trust or of its investment adviser;

         (viii) purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, except that it may enter into futures and options transactions;

         (ix) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

         (x) purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); or

         (xi)  act  as  an  underwriter  of  securities,   except  that  it  may
participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for its own portfolio.

                                        c

OTHER INVESTMENT POLICIES OF THE FUND
As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, the Fund may not:

         (a) own more than 10% of the outstanding voting securities of an issuer;

         (b) invest in companies for the purpose of exercising control or management;

         (c) make investments in the securities of other investment companies, except in connection with a merger, consolidation, or reorganization;

         (d) sell securities short unless (1) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(2) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that it may purchase standby commitments and securities subject to a demand feature entitling it to require sellers of securities to the Fund to repurchase them upon demand by the Fund and that transactions in options, futures, and options on futures are not treated as short sales;

         (e) invest  more than 10% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days;

         (f) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

         (g) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

         (h) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (i) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions.

                                        d

FUND CHARGES AND EXPENSES
Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the Fund's combined average daily net assets, determined at the close of each business day during the month at the following annual rates: .450% up to $100 million, .425% next $100 million and .400% thereafter. The Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the following rates:.150% up to $100 million, .125 next $100 million and .100% thereafter.

RECENT FEES PAID TO THE ADVISOR (dollars in thousands)


                                                                   Years ended June 30,
                                                      2000                1999                  1998
                                                      ----                ----                  ----
Management Fees                                       $644                $850                  $872

Administrative fees                                    208                 267                   274
Shareholder Services and Transfer
Agency Fees                                            215                 272                   279

Pursuant to the Bookkeeping and Accounting Agreement with the Trust, during the fiscal years ended June 30, 1998, 1999 and 2000, the Trust paid aggregate fees (dollars in thousands) to the Advisor of $126 for each year.

TRUSTEES AND TRUSTEES' FEES
For the fiscal year ended June 30, 2000 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as Trustees:

                                          Compensation from the Stein Roe

                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------

Thomas W. Butch**          -0-                -0-          -0-
Lindsay Cook               -0-                -0-          -0-
John A. Bacon Jr.**      $8,300            $101,150      $2,199
William W. Boyd           8,400             102,300       2,224
Douglas A. Hacker         7,300              87,700       1,907
Janet Langford Kelly      8,000              97,200       2,113
Charles R. Nelson         8,400             102,100       2,220
Thomas C. Theobald        8,000              97,200       2,113




* At June 30, 2000 the Stein Roe Fund Complex consisted of four series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

** Mr. Butch served as a trustee until Nov. 3, 1998; Mr. Bacon was elected a trustee effective Nov. 3, 1998.




OWNERSHIP OF THE FUND
At September 30, 2000, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.

As of record on September 30, 2000, the following shareholders owned 5% or more of the following Fund's then outstanding Class shares:

12b-1 PLAN, CDSCS AND CONVERSION OF SHARES The Fund offers four classes of shares - Class A, Class B, Class C and Class S. Class S shares are offered through a separate prospectus. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for each Class except Class S. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.25% annually. The Distributor may terminate this voluntary limitation without shareholder approval. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust are effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed for periods up to six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC if redeemed within one year after purchase.

                                        f

The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

INVESTMENT PERFORMANCE

The following 30-day yields for the month ended June 30, 2000 were:

     Yield                       Tax-Equivalent Yield
     -----                       --------------------
     4.65%                              7.70%
     -----                              -----


The Fund's average annual total returns at June 30, 2000 were:

       1 year                  5 years                  10 years
       ------                  -------                  --------
       3.10%                    4.89%                    6.12%
       -----                    -----                    -----



Performance results are based on the Fund's Class S shares, the oldest existing Fund class.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101 is the custodian for the Trust and SR&F Base Trust. The custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT  AUDITORS



27

                                         STATEMENT OF ADDITIONAL INFORMATION

                                                        PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include certain series of Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust and Liberty-Stein Roe Funds Trust. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this SAI lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in Part 1 of this SAI, it is not applicable to your Fund. Unless otherwise noted, the term "fund" refers to each Fund and each Portfolio.


Derivatives
Consistent with its objective, the fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, and other instruments the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives").

Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

Short-Term Trading
In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

Medium- and Lower-Rated Debt Securities
Medium-rated debt securities are those rated A or below by Moodys and S&P. Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;
3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective; and
4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities
The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

Other Investment Companies
The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Zero Coupon Securities (Zeros)
The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

Step Coupon Bonds (Steps)
The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

Tender Option Bonds
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Pay-In-Kind (PIK) Securities
The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

Securities Loans
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Interfund Borrowing and Lending
The fund may lend money to and borrow money from other mutual funds advised by the Advisor. The fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

Mortgage Dollar Rolls
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.

Mortgage-Backed Securities
Mortgage-backed  securities,  including  "collateralized  mortgage  obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Non-Agency Mortgage-Backed Securities
The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.

Repurchase Agreements
The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Line of Credit
The fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferrable to liquidation of portfolio securities.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities
Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter  (OTC)  options.  The  Staff  of  the  Division  of  Investment
Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Municipal Lease Obligations
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Participation Interests
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments
When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Floating Rate Instruments
Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Rule 144A Securities
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

Federal Taxes. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

Alternative Minimum Tax. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

Fund Distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

Sales of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities) and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

Securities Issued at a Discount. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement , as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS The Advisor is the investment advisor to each of the funds. The Advisor is a wholly owned subsidiary of SteinRoe Services Inc.,("SSI"), the fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


Trustees and Officers (this section applies to all of the funds)

                                       Position(s) held                      Principal occupation(s)
        Name, Age; Address              with the Trust                       during past five years
        ------------------              --------------                       ----------------------


William D. Andrews, 52; One South  Executive Vice-President Executive vice president of Stein Roe
Wacker Drive, Chicago, IL  60606
(4)

John A. Bacon Jr., 72; 4N640       Trustee                  Private investor
Honey Hill Road, Box 296, Wayne,
IL 60184 (3)(4)

Christine Balzano, 34; 245 Summer  Vice-President           Senior vice president of Liberty Funds Services, Inc.;
Street, Boston, MA 02210                                    formerly vice president and assistant vice president

William W. Boyd, 72; 2900 Golf     Trustee                  Chairman and director of Sterling Plumbing (manufacturer
Road, Rolling Meadows, IL  60008                            of plumbing products)
(2)(3)(4)

David P. Brady, 35; One South Vice-President Senior vice president of Stein Roe since March 1998; Wacker Drive, Chicago, IL 60606 vice president of Stein Roe from Nov. 1995 to March (4) 1998; portfolio manager for Stein Roe since 1993


Daniel K. Cantor, 40; 1330 Avenue  Vice-President           Senior vice president of Stein Roe
of the Americas, New York, NY
10019 (4)

Kevin M. Carome, 43; One           Executive                Senior vice president, legal, Liberty Funds Group LLC
Financial Center, Boston, MA       Vice-President;          (an affiliate of Stein Roe) since Jan. 1999; general
02111  (4)                         Assistant Secretary      counsel and secretary of Stein Roe since Jan. 1998;
                                                            associate general counsel and vice president of Liberty
                                                            Financial Companies, Inc. (the indirect parent of Stein
                                                            Roe) through Jan. 1999

Denise E. Chasmer, 31;             Vice President           Employee of Liberty Funds Services, Inc. and assistant
12100 East Iliff Avenue                                     vice president of Stein Roe since November 1999; manager
Aurora, CO 80014 (4)                                        with Scudder Kemper Investments from October 1995 to
                                                            November 1999; assistant manager with Scudder Kemper
                                                            prior thereto

Lindsay Cook, 47; 600 Atlantic     Trustee                  Executive vice president of Liberty Financial Companies,
Avenue, Boston, MA 02210 (1)(2)(4)                          Inc. since March 1997; senior vice president prior
                                                            thereto

James R. Fellows, 34; One South Vice-President Vice president of Stein Roe since
April 1998; vice Wacker Drive, Chicago, IL 60606 president and senior credit analyst, Van Kampen American
                                                            Capital prior thereto

William M. Garrison, 33; One       Vice-President           Vice president of Stein Roe since Feb. 1998; associate
South Wacker Drive, Chicago, IL                             portfolio manager for Stein Roe since August 1994
60606 (4)

Stephen E. Gibson, 46; One         President                Vice chairman of Stein Roe since Aug. 1998; chairman,
Financial Center, Boston, MA                                CEO, president and director of Liberty Funds Group since
02111 (4)                                                   Dec. 1998; chairman of the Colonial Group from July 1998
                                                            to Dec. 1998; president of the Colonial Group from Dec.
                                                            1996 to Dec. 1998; chairman of Colonial Management
                                                            Associates, Inc. since Dec. 1998; CEO, president and
                                                            director of Colonial Management Associates since July
                                                            1996; managing director of Putnam Financial Services
                                                            from June 1992 through June 1996

Brian W. Good,  33; One South  Vice-President  Vice president of Stein Roe since
April 1998; vice Wacker Drive, Chicago, IL 60606 president and portfolio manager, Van Kampen American
                                                            Capital prior thereto

Erik P. Gustafson,  35; One South  Vice-President  Senior  portfolio  manager of
Stein Roe; senior vice Wacker Drive, Chicago, IL 60606 president of Stein Roe since April 1996; vice president (4) of Stein Roe prior thereto



Douglas A. Hacker, 43; P.O. Box    Trustee                  Senior vice president and chief financial officer of
66100, Chicago, IL 60666 (3) (4)                            UAL, Inc. (airline)

Loren A. Hansen, 51; One South Executive Vice-President Chief investment officer/equity of CMA since 1997; Wacker Drive, Chicago, IL 60606 executive vice president of Stein Roe since Dec. 1995; (4) vice president of The Northern Trust
(bank) prior thereto

Brian M. Hartford, 40;             Vice President           Employee of Stein Roe since November 1998; vice
One Financial Center                                        president of CMA since 1993
Boston, MA 02111

Harvey B. Hirschhorn, 49; One Vice-President Executive vice president, senior portfolio manager, and South Wacker Drive, Chicago, IL chief economist and investment strategist of Stein Roe; 60606 (4) director of research of Stein Roe, 1991 to 1995


Janet Langford Kelly, 41; One      Trustee                  Executive vice president-corporate development, general
Kellogg Square, Battle Creek, MI                            counsel and secretary of Kellogg Company since Sept.
49016 (3)(4)                                                1999; senior vice president, secretary and general
                                                            counsel of Sara Lee Corporation (branded, packaged,
                                                            consumer-products manufacturer) from 1995 to Aug. 1999;
                                                            partner of Sidley & Austin (law firm) prior thereto

Michael T. Kennedy, 37; One South  Vice President           Senior vice president of Stein Roe
Wacker Drive, Chicago, IL 60606
(4)

Gail D. Knudsen, 37; 245 Summer    Vice President           Vice president and assistant controller of CMA
Street, Boston, MA 02210 (4)

Stephen F. Lockman, 38; One South  Vice President           Senior vice president, portfolio manager and credit
Wacker Drive, Chicago, IL   60606                           analyst of Stein Roe
(4)

William C. Loring, Jr. 49;         Vice President           Vice president of Stein Roe since November 1998; vice
One Financial Center                                        president of CMA
Boston,  MA 02111

Pamela A. McGrath, 46: One         Senior Vice President    Treasurer of the Stein Roe Funds since May 2000;
Financial Center, Boston, MA       and Treasurer            Treasurer and Chief Financial Officer of the Liberty
02111 (4)                                                   Funds and Liberty All-Star Funds since April 2000;
                                                            Treasurer,     Chief
                                                            Financial    Officer
                                                            and  Vice  President
                                                            of the Liberty Funds
                                                            Group since December
                                                            1999;          Chief
                                                            Financial   Officer,
                                                            Treasurer and Senior
                                                            Vice   President  of
                                                            Colonial  Management
                                                            Associates     since
                                                            December       1999;
                                                            Senior          Vice
                                                            President        and
                                                            Director of Offshore
                                                            Accounting       for
                                                            Putnam  Investments,
                                                            Inc.,  from May 1998
                                                            to   October   1999;
                                                            Managing Director of
                                                            Scudder       Kemper
                                                            Investments     from
                                                            October,   1984   to
                                                            December 1997.

Mary D. McKenzie, 45; One          Vice President           President of Liberty Funds Services, Inc.
Financial Center, Boston, MA
02111 (4)

Jane N. Naeseth, 49; One South     Vice President           Senior Vice President of Stein Roe
Wacker Drive
Chicago, IL  60606 (4)

Charles R. Nelson, 57; Department  Trustee                  Van Voorhis Professor of Political Economy, Department
of Economics, University of                                 of Economics of the University of Washington
Washington, Seattle, WA 98195
(3)(4)

Maureen G. Newman, 40; Vice President Vice President of Stein Roe since November
1998; One Financial Center portfolio manager and vice president of CMA since May
Boston, MA 02111 (4) 1996; portfolio manager and bond analyst at Fidelity
                                                            Investments prior thereto


Nicholas S. Norton, 40; 12100      Vice President           Senior vice president of Liberty Funds Services, Inc.
East Iliff Avenue, Aurora, CO                               since Aug. 1999; vice president of Scudder Kemper, Inc.
80014 (4)                                                   from May 1994 to Aug. 1999

Joseph R. Palombo, 47;             Executive Vice President Executive Vice President of the Stein Roe Funds since
One Financial Center, Boston, MA                            May 2000; Vice President of the Liberty Funds since
02111 (4)                                                   April 1999; Executive Vice President and Director of
                                                            Colonial  Management
                                                            Associates     since
                                                            April          1999;
                                                            Executive       Vice
                                                            President  and Chief
                                                            Administrative
                                                            Officer    of    the
                                                            Liberty  Funds Group
                                                            since   April  1999;
                                                            Chief      Operating
                                                            Officer,      Putnam
                                                            Mutual   Funds  from
                                                            1994 to 1998.

Thomas C. Theobald, 62; Suite      Trustee                  Managing director, William Blair Capital Partners
1300, 222 West Adams Street,                                (private equity fund)
Chicago, IL 60606 (3)(4)

William M. Wadden IV, 41;          Vice President           Vice president of Stein Roe since June 1995; executive
One South Wacker Drive                                      vice president of CSI Asset Management, Inc. prior
Chicago, IL  60606                                          thereto



Veronica M. Wallace,  53; Vice President Vice President of Stein Roe since March
1998;  portfolio  One South Wacker Drive  manager for Stein Roe since  September
1995; trader in Chicago,  IL 60606 (4) taxable short-term  instruments for Stein
Roe prior
                                                            thereto



(1) A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.
(2) Member of the
Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the
Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

The Management Agreement
Under a Management Agreement between the Advisor and SR&F Base Trust (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all compensation of the Trustees of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

Administration Agreement

Under an Administration Agreement with each fund, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

  (a)       providing office space, equipment and clerical personnel;

 (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

 c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

(d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (e) coordinating and overseeing the activities of each fund's other third-party service providers; and (f) maintaining certain books and records of each fund. (g) Monitoring the investments and operations of the SR&F Base Trust

The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

The Accounting and Bookkeeping Agreement

The Advisor provides certain accounting and bookkeeping services to the fund pursuant to an Accounting and Bookkeeping Agreement. For these services, the Advisor receives an annual fee of $25,000 per fund, plus 0.25% of 1% of average net assets over $50 million.


Portfolio Transactions

Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Portfolio securities are purchased both in underwritings and in the over-the-counter market. The Funds paid no commissions on futures transactions or any other transactions during the past three fiscal years. Included in the price paid to an underwriter of a portfolio security is the spread between the price paid by the underwriter to the issuer and the price paid by the purchaser. Purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker or dealer on a net basis, without any brokerage commission being paid by a Fund, but do reflect the spread between the bid and asked prices. Stein Roe may also transact purchases of portfolio securities directly with the issuers.

Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock
Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

         Consistent with the Rules of Fair Practice of National Association of Securities Dealers, Inc. and subject to seeking best executing and such other policies as the trustees of the Funds may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and Dealers

Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the brokers-dealer.

The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and (ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

o Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
o Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
o Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.
o Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data.
o Fundamental Industry Analysis--industry-specific fundamental investment research.
o    Fixed Income  Security  Analysis--data  and  analytical  tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.
o Other Specialized Tools--other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

The Board of Trustees of each Trust has reviewed the legal aspects and the practicability of attempting to recapture underwriting discounts or selling concessions included in prices paid by the Funds for purchases of Municipal Securities in underwritten offerings. Each Fund attempts to recapture selling concessions on purchases during underwritten offerings; however, the Adviser will not be able to negotiate discounts from the fixed offering price for those issues for which there is a strong demand, and will not allow the failure to obtain a discount to prejudice its ability to purchase an issue. Each Board periodically reviews efforts to recapture concessions and whether it is in the best interests of the Funds to continue to attempt to recapture underwriting discounts or selling concessions

Principal Underwriter
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent
SSI is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to SSI is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by SSI. The agreement continues indefinitely but may be terminated by 180 days' notice by the fund to SSI or by SSI to the fund. The agreement limits the liability of SSI to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify SSI against, among other things, loss or damage incurred by SSI on account of any claim, demand, action or suit made on or against SSI not resulting from SSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

Code of Ethics
The fund, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds.

DETERMINATION OF NET ASSET VALUE
Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade, but in no event later than 5:00 p.m. Eastern time. Currently, the Exchange is closed Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

SSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to SSI, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.


Special Purchase Programs/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

Automatic Investment Plan. As a convenience to investors, shares of most funds may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.
You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges an $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection.  Dividends and any other  distributions,  including  Systematic
Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Right of Accumulation (Class A and B only). Reduced sales charges on Class A and B shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.            The current purchase; and

2. The value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.

Statement of Intent (Class A shares only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Class A, B or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Stein Roe Employees or Financial Service Firms (in this section, the "Advisor" refers to Stein Roe in its capacity as the Advisor or Administrator to the funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A shares of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.


Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:


1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder ----- on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, -------------------------------- quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document).
               CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

Systematic Withdrawal Plan If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The Bank may charge customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged.

How to Exchange Shares
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

Yield
Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non-money market.  The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

Tax-Related Illustrations.  The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

General. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

Certain Funds are part of a Master Fund/Feeder Fund Structure which seeks to achieve their objectives by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

The  common   investment   objectives  of  the  Funds  and  the  Portfolios  are
nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                                                          40
                                                      APPENDIX I
                                             DESCRIPTION OF BOND RATINGS
                                         Standard & Poor's Corporation (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                                      MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                               Fitch Investors Service

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                                           Duff & Phelps Credit Rating Co.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


                                                          48
                                                                     APPENDIX II
                                                                            1999

SOURCE                             CATEGORY                                        RETURN (%)

CREDIT SUISSE FIRST BOSTON:

                           First Boston High Yield Index-                                3.28
                           Global

LIPPER, INC.:

                           AMEX Composite Index P                                       27.28
                           AMEX Computer Tech IX P                                      75.02
                           AMEX Institutional IX P                                      24.46
                           AMEX Major Market IX P                                       17.76
                           Bse Sensex Index                                             63.83
                           CAC 40:FFR IX P                                              51.12
                           CD Rate 1 Month Index Tr                                      5.31
                           CD Rate 3 Month Index Tr                                      5.46
                           CD Rate 6 Month Index Tr                                      5.59
                           Consumer Price Index                                          2.99
                           Copnhgn SE:Dkr IX P                                          20.46
                           DAX:Dm IX Tr                                                 39.10
                           Domini 400 Social Index                                      24.50
                           Dow Jones 65 Comp Av P                                       11.97
                           Dow Jones Ind Average P                                      25.22
                           Dow Jones Ind Dly Reinv                                      27.21
                           Dow Jones Ind Mth Reinv                                      27.29
                           Dow Jones Trans Av P                                         -5.47
                           Dow Jones Trans Av Tr                                        -4.52
                           Dow Jones Util Av P                                          -9.27
                           Dow Jones Util Av Tr                                         -6.02
                           Ft/S&P Act Wld Ex US IX                                        N/A
                           Ft/S&P Actuaries Wld IX                                        N/A
                           FT-SE 100:Pd IX P                                            17.81
                           FT-SE Gold Mines IX                                           0.20
                           Hang Seng:Hng Kng $ IX                                       68.80
                           Jakarta Composite Index                                      70.06
                           Jasdaq Index:Yen P                                          244.48
                           Klse Composite Index                                         38.59
                           Kospi Index                                                  82.78
                           Lear High Growth Rate IX                                       N/A
                           Lear Low Priced Value IX                                       N/A
                           Lehman 1-3 Govt/Corp P                                       -2.89
                           Lehman 1-3 Govt/Corp Tr                                       3.15
                           Lehman Aggregate Bd P                                        -7.03
                           Lehman Aggregate Bd Tr                                       -0.82
                           Lehman Cp Bd Int P                                           -6.43
                           Lehman Cp Bd Int Tr                                           0.16
                           Lehman Govt Bd Int P                                         -5.36
                           Lehman Govt Bd Int Tr                                         0.49
                           Lehman Govt Bd Long P                                       -14.59
                           Lehman Govt Bd Long Tr                                       -8.73
                           Lehman Govt Bd P                                             -8.08
                           Lehman Govt Bd Tr                                            -2.23
                           Lehman Govt/Cp Bd P                                          -8.26
                           Lehman Govt/Cp Bd Tr                                         -2.15
                           Lehman Govt/Cp Int P                                         -5.70
                           Lehman Govt/Cp Int Tr                                         0.39
                           Lehman High Yield P                                          -6.64
                           Lehman High Yield Tr                                          2.39
                           Lehman Muni 10 Yr IX P                                       -6.08
                           Lehman Muni 10 Yr IX Tr                                      -1.25
                           Lehman Muni 3 Yr IX P                                        -3.36
                           Lehman Muni 3 Yr IX Tr                                        1.96
                           Lehman Muni Bond IX P                                        -7.08
                           Lehman Muni Bond IX Tr                                       -2.06
                           Lipper 1000                                                    N/A
                           Lipper Mgmt Co Price IX                                      12.57
                           Madrid SE:Pst IX P                                           16.22
                           ML 10+ Yr Treasury IX Tr                                     -8.61
                           ML 1-3 Yr Muni IX P                                          -2.72
                           ML 1-3 Yr Muni IX Tr                                          2.51
                           ML 1-3 Yr Treasury IX P                                      -2.85
                           ML 1-3 Yr Treasury IX Tr                                      3.06
                           ML 1-5 Yr Gv/Cp Bd IX P                                      -3.84
                           ML 1-5 Yr Gv/Cp Bd IX Tr                                      2.19
                           ML 15 Yr Mortgage IX P                                       -4.14
                           ML 15 Yr Mortgage IX Tr                                       2.17
                           ML 1-5 Yr Treasury IX P                                      -3.83
                           ML 1-5 Yr Treasury IX Tr                                      2.04
                           ML 3 MO T-Bill IX Tr                                          4.85
                           ML 3-5 Yr Govt IX P                                          -5.45
                           ML 3-5 Yr Govt IX Tr                                          0.32
                           ML 3-7 Yr Muni IX Tr                                          0.66
                           ML Corp Master Index P                                       -8.53
                           ML Corp Master Index Tr                                      -1.89
                           ML Glbl Govt Bond Inx P                                      -6.83
                           ML Glbl Govt Bond Inx Tr                                     -1.66
                           ML Glbl Gv Bond IX II P                                      -9.65
                           ML Glbl Gv Bond IX II Tr                                     -4.52
                           ML Global Bond Index P                                       -9.04
                           ML Global Bond Index Tr                                      -3.50
                           ML Gov Corp Master IX Tr                                     -2.05
                           ML Govt Master Index P                                       -8.02
                           ML Govt Master Index Tr                                      -2.11
                           ML Govt/Corp Master IX P                                     -8.19
                           ML High Yld Master IX P                                      -7.86
                           ML High Yld Master IX Tr                                      1.57
                           ML Master Muni IX Tr                                         -6.35
                           ML Mortgage Master IX P                                      -4.86
                           ML Mortgage Master IX Tr                                      1.61
                           ML Treasury Master IX P                                      -8.31
                           ML Treasury Master IX Tr                                     -2.38
                           MSCI AC Americas Free ID                                     22.71
                           MSCI AC Asia Fr-Ja IX GD                                     64.67
                           MSCI AC Asia Fr-Ja IX ID                                     61.95
                           MSCI AC Asia Pac - Ja GD                                     55.23
                           MSCI AC Asia Pac - Ja ID                                     52.30
                           MSCI AC Asia Pac Fr-J GD                                     49.83
                           MSCI AC Asia Pac Fr-J ID                                     46.80
                           MSCI AC Asia Pac IX GD                                       59.66
                           MSCI AC Asia Pac IX ID                                       57.86
                           MSCI AC Europe IX GD                                         17.35
                           MSCI AC Europe IX ID                                         15.22
                           MSCI AC Fe - Ja IX GD                                        67.83
                           MSCI AC Fe - Ja IX ID                                        65.24
                           MSCI AC Fe Free IX GD                                        61.81
                           MSCI AC Fe Free IX ID                                        60.29
                           MSCI AC Fe Fr-Ja IX GD                                       62.11
                           MSCI AC Fe Fr-Ja IX ID                                       59.40
                           MSCI AC Pac Fr-Jpn IX GD                                     46.89
                           MSCI AC Pac Fr-Jpn IX ID                                     43.84
                           MSCI AC World Free IX GD                                     26.82
                           MSCI AC World Fr-USA GD                                      30.91
                           MSCI AC World Fr-USA ID                                      28.80
                           MSCI AC World IX GD                                          27.31
                           MSCI AC World IX ID                                          25.49
                           MSCI AC World-USA IX GD                                      31.79
                           MSCI AC Wrld Fr-Ja IX GD                                     23.07
                           MSCI AC Wrld Fr-Ja IX ID                                     21.20
                           MSCI AC Wrld-Ja IX GD                                        23.64
                           MSCI AC Wrld-Ja IX ID                                        21.77
                           MSCI Argentina IX GD                                         34.29
                           MSCI Argentina IX ID                                         30.05
                           MSCI Australia IX GD                                         18.67
                           MSCI Australia IX ID                                         15.19
                           MSCI Australia IX ND                                         17.62
                           MSCI Austria IX GD                                           -8.66
                           MSCI Austria IX ID                                          -10.47
                           MSCI Austria IX ND                                           -9.11
                           MSCI Belgium IX GD                                          -13.75
                           MSCI Belgium IX ID                                          -15.77
                           MSCI Belgium IX ND                                          -14.26
                           MSCI Brazil IX GD                                            67.23
                           MSCI Brazil IX ID                                            61.57
                           MSCI Canada IX GD                                            54.40
                           MSCI Canada IX ID                                            51.78
                           MSCI Canada IX ND                                            53.74
                           MSCI Chile IX GD                                             39.01
                           MSCI Chile IX ID                                             36.45
                           MSCI China Dom Fr IX ID                                      31.10
                           MSCI China Free IX ID                                         9.94
                           MSCI China Non Dom IX ID                                      5.82
                           MSCI Colombia IX GD                                         -13.69
                           MSCI Colombia IX ID                                         -19.14
                           MSCI Czech Rep IX GD                                          5.35
                           MSCI Czech Rep IX ID                                          3.97
                           MSCI Denmark IX GD                                           12.47
                           MSCI Denmark IX ID                                           10.85
                           MSCI Denmark IX ND                                           12.06
                           MSCI EAFE - UK IX GD                                         31.45
                           MSCI EAFE - UK IX ID                                         29.63
                           MSCI EAFE - UK IX ND                                         31.01
                           MSCI EAFE + Canada IX GD                                     28.27
                           MSCI EAFE + Canada IX ID                                     26.22
                           MSCI EAFE + Canada IX ND                                     27.93
                           MSCI EAFE + Em IX GD                                         31.03
                           MSCI EAFE + EM IX ID                                         28.93
                           MSCI EAFE + EMF IX GD                                        30.33
                           MSCI EAFE + EMF IX ID                                        28.24
                           MSCI EAFE Fr IX ID                                           25.03
                           MSCI EAFE GDP Wt IX GD                                       31.38
                           MSCI EAFE GDP Wt IX ID                                       29.49
                           MSCI EAFE GDP Wt IX ND                                       31.00
                           MSCI EAFE IX GD                                              27.30
                           MSCI EAFE IX ID                                              25.27
                           MSCI EAFE IX ND                                              26.96
                           MSCI EASEA IX GD                                             18.12
                           MSCI EASEA IX ID                                             15.90
                           MSCI EASEA IX ND                                             17.77
                           MSCI Em Asia IX GD                                           69.73
                           MSCI Em Asia IX ID                                           67.96
                           MSCI Em Eur/Mid East GD                                      79.61
                           MSCI Em Eur/Mid East ID                                      76.67
                           MSCI Em Europe IX GD                                         83.98
                           MSCI Em Europe IX ID                                         81.28
                           MSCI Em Far East IX GD                                       67.27
                           MSCI Em Far East IX ID                                       65.67
                           MSCI Em IX GD                                                68.82
                           MSCI Em IX ID                                                66.18
                           MSCI Em Latin Am IX GD                                       65.45
                           MSCI Em Latin Am IX ID                                       61.81
                           MSCI EMF Asia IX GD                                          69.41
                           MSCI EMF Asia IX ID                                          67.65
                           MSCI EMF Far East IX GD                                      65.50
                           MSCI EMF Far East IX ID                                      63.97
                           MSCI EMF IX GD                                               66.41
                           MSCI EMF IX ID                                               63.70
                           MSCI EMF Latin Am IX GD                                      58.89
                           MSCI EMF Latin Am IX ID                                      55.48
                           MSCI Europe - UK IX GD                                       17.84
                           MSCI Europe - UK IX ID                                       16.00
                           MSCI Europe - UK IX ND                                       17.35
                           MSCI Europe GDP Wt IX ID                                     14.08
                           MSCI Europe IX GD                                            16.23
                           MSCI Europe IX ID                                            14.12
                           MSCI Europe IX ND                                            15.89
                           MSCI European Union GD                                       19.22
                           MSCI European Union ID                                       16.99
                           MSCI Far East Free IX ID                                     59.99
                           MSCI Far East IX GD                                          62.63
                           MSCI Far East IX ID                                          61.10
                           MSCI Far East IX ND                                          62.41
                           MSCI Finland IX GD                                          153.33
                           MSCI Finland IX ID                                          150.71
                           MSCI Finland IX ND                                          152.60
                           MSCI France IX GD                                            29.69
                           MSCI France IX ID                                            28.00
                           MSCI France IX ND                                            29.27
                           MSCI Germany IX GD                                           20.53
                           MSCI Germany IX ID                                           18.70
                           MSCI Germany IX ND                                           20.04
                           MSCI Greece IX GD                                            49.64
                           MSCI Greece IX ID                                            47.58
                           MSCI Hongkong IX GD                                          59.52
                           MSCI Hongkong IX ID                                          54.85
                           MSCI Hongkong IX ND                                          59.52
                           MSCI Hungary IX GD                                           11.66
                           MSCI Hungary IX ID                                           10.81
                           MSCI India IX GD                                             87.35
                           MSCI India IX ID                                             84.67
                           MSCI Indonesia IX GD                                         93.46
                           MSCI Indonesia IX ID                                         92.04
                           MSCI Ireland IX ID                                          -14.02
                           MSCI Israel Dom IX ID                                        51.10
                           MSCI Israel IX ID                                            56.29
                           MSCI Israel Non Dom Ixid                                     47.06
                           MSCI Italy IX GD                                              0.19
                           MSCI Italy IX ID                                             -1.48
                           MSCI Italy IX ND                                             -0.26
                           MSCI Japan IX GD                                             61.77
                           MSCI Japan IX ID                                             60.56
                           MSCI Japan IX ND                                             61.53
                           MSCI Jordan IX GD                                             6.26
                           MSCI Jordan IX ID                                             2.00
                           MSCI Kokusai IX GD                                           21.26
                           MSCI Kokusai IX ID                                           19.43
                           MSCI Kokusai IX ND                                           20.84
                           MSCI Korea IX GD                                             92.42
                           MSCI Korea IX ID                                             90.17
                           MSCI Luxembourg IX ID                                        50.50
                           MSCI Malaysia IX GD                                         109.92
                           MSCI Malaysia IX ID                                         107.23
                           MSCI Mexico Free IX GD                                       80.07
                           MSCI Mexico Free IX ID                                       78.50
                           MSCI Mexico IX GD                                            81.76
                           MSCI Mexico IX ID                                            80.19
                           MSCI Netherland IX GD                                         7.43
                           MSCI Netherland IX ID                                         5.25
                           MSCI Netherland IX ND                                         6.88
                           MSCI New Zealand IX GD                                       14.30
                           MSCI New Zealand IX ID                                        9.70
                           MSCI New Zealand IX ND                                       12.90
                           MSCI Nordic IX GD                                            87.75
                           MSCI Nordic IX ID                                            85.11
                           MSCI Nordic IX ND                                            87.00
                           MSCI Norway IX GD                                            32.43
                           MSCI Norway IX ID                                            29.52
                           MSCI Norway IX ND                                            31.70
                           MSCI Nth Amer IX GD                                          23.47
                           MSCI Nth Amer IX ID                                          21.91
                           MSCI Nth Amer IX ND                                          23.00
                           MSCI Pac - Japan IX GD                                       43.20
                           MSCI Pac - Japan IX ID                                       39.35
                           MSCI Pac - Japan IX ND                                       42.58
                           MSCI Pacific Free IX ID                                      55.19
                           MSCI Pacific Fr-Jpn ID                                       34.95
                           MSCI Pacific IX GD                                           57.96
                           MSCI Pacific IX ID                                           56.17
                           MSCI Pacific IX ND                                           57.63
                           MSCI Pakistan IX GD                                          49.62
                           MSCI Pakistan IX ID                                          42.24
                           MSCI Peru IX GD                                              18.86
                           MSCI Peru IX ID                                              16.34
                           MSCI Philippines Fr Ixgd                                      3.32
                           MSCI Philippines Fr Ixid                                      2.33
                           MSCI Philippines IX GD                                        8.90
                           MSCI Philippines IX ID                                        7.62
                           MSCI Portugal IX GD                                          -8.45
                           MSCI Portugal IX ID                                         -10.86
                           MSCI Russia IX GD                                           247.06
                           MSCI Russia IX ID                                           246.20
                           MSCI Sing/Mlysia IX GD                                       99.40
                           MSCI Sing/Mlysia IX ID                                       97.08
                           MSCI Sing/Mlysia IX ND                                       99.40
                           MSCI Singapore Fr IX GD                                      60.17
                           MSCI Singapore Fr IX ID                                      58.43
                           MSCI South Africa IX GD                                      57.20
                           MSCI South Africa IX ID                                      53.43
                           MSCI Spain IX GD                                              5.27
                           MSCI Spain IX ID                                              3.53
                           MSCI Spain IX ND                                              4.83
                           MSCI Sri Lanka IX GD                                         -6.27
                           MSCI Sri Lanka IX ID                                         -9.73
                           MSCI Sweden IX GD                                            80.60
                           MSCI Sweden IX ID                                            77.76
                           MSCI Sweden IX ND                                            79.74
                           MSCI Swtzrlnd IX GD                                          -6.59
                           MSCI Swtzrlnd IX ID                                          -7.81
                           MSCI Swtzrlnd IX ND                                          -7.02
                           MSCI Taiwan IX GD                                            52.71
                           MSCI Taiwan IX ID                                            51.52
                           MSCI Thailand IX GD                                          40.92
                           MSCI Thailand IX ID                                          40.49
                           MSCI Turkey IX GD                                           252.41
                           MSCI Turkey IX ID                                           244.36
                           MSCI UK IX GD                                                12.45
                           MSCI UK IX ID                                                 9.74
                           MSCI UK IX ND                                                12.45
                           MSCI USA IX GD                                               22.38
                           MSCI USA IX ID                                               20.86
                           MSCI USA IX ND                                               21.92
                           MSCI Venezuela IX GD                                          8.71
                           MSCI Venezuela IX ID                                          1.68
                           MSCI World - UK IX GD                                        26.83
                           MSCI World - UK IX ID                                        25.17
                           MSCI World - UK IX ND                                        26.38
                           MSCI World - USA IX GD                                       28.27
                           MSCI World - USA IX ID                                       26.22
                           MSCI World - USA IX ND                                       27.93
                           MSCI World GDP Wt IX ID                                      27.26
                           MSCI World IX Free ID                                        23.45
                           MSCI World IX GD                                             25.34
                           MSCI World IX ID                                             23.56
                           MSCI World IX ND                                             24.93
                           MSCI Wrld - Austrl IX GD                                     25.42
                           MSCI Wrld - Austrl IX ID                                     23.67
                           MSCI Wrld - Austrl IX ND                                     25.03
                           NASDAQ 100 IX P                                             101.95
                           NASDAQ Bank IX P                                             -7.98
                           NASDAQ Composite IX P                                        85.59
                           NASDAQ Industrial IX P                                       71.67
                           NASDAQ Insurance IX P                                         5.54
                           NASDAQ Natl Mkt Cmp IX                                       85.87
                           NASDAQ Natl Mkt Ind IX                                       72.04
                           NASDAQ Transport IX P                                         1.82
                           Nikkei 225 Avg:Yen P                                         36.79
                           NYSE Composite P                                              9.15
                           NYSE Finance IX P                                            -0.92
                           NYSE Industrials IX P                                        11.37
                           NYSE Transportation IX                                       -3.25
                           NYSE Utilities IX P                                          14.62
                           Oslo SE Tot:Fmk IX P                                         45.54
                           Philippines Composite IX                                      8.85
                           PSE Technology IX P                                         116.40
                           Russell 1000 Grow IX Tr                                      33.16
                           Russell 1000 IX P                                            19.46
                           Russell 1000 IX Tr                                           20.91
                           Russell 1000 Value IX Tr                                      7.35
                           Russell 2000 Grow IX Tr                                      43.09
                           Russell 2000 IX P                                            19.62
                           Russell 2000 IX Tr                                           21.26
                           Russell 2000 Value IX Tr                                     -1.49
                           Russell 3000 IX P                                            19.43
                           Russell 3000 IX Tr                                           20.90
                           Russell Midcap Grow IX                                       51.29
                           Russell Midcap IX Tr                                         18.23
                           Russell Midcap Value IX                                      -0.11
                           S & P 100 Index P                                            31.26
                           S & P 500 Daily Reinv                                        21.04
                           S & P 500 Index P                                            19.53
                           S & P 500 Mnthly Reinv                                       21.03
                           S & P 600 Index P                                            11.52
                           S & P 600 Index Tr                                           12.41
                           S & P Financial IX P                                          2.19
                           S & P Financial IX Tr                                         3.97
                           S & P Industrial IX Tr                                       25.87
                           S & P Industrials P                                          24.52
                           S & P Midcap 400 IX P                                        13.35
                           S & P Midcap 400 IX Tr                                       14.72
                           S & P Transport Index P                                     -10.69
                           S & P Transport IX Tr                                        -9.32
                           S & P Utility Index P                                       -12.48
                           S & P Utility Index Tr                                       -8.88
                           S & P/Barra Growth IX Tr                                     27.98
                           S & P/Barra Value IX Tr                                      12.72
                           SB Cr-Hdg Nn-US Wd IX Tr                                      2.88
                           SB Cr-Hdg Wd Gv Bd IX Tr                                      1.31
                           SB Non-US Wd Gv Bd IX Tr                                     -5.07
                           SB Wd Gv Bd:Austrl IX Tr                                      4.07
                           SB Wd Gv Bd:Germny IX Tr                                    -16.42
                           SB Wd Gv Bd:Japan IX Tr                                      15.53
                           SB Wd Gv Bd:UK IX Tr                                         -4.30
                           SB Wd Gv Bd:US IX Tr                                         -2.45
                           SB World Govt Bond IX Tr                                     -4.27
                           SB World Money Mkt IX Tr                                      0.39
                           Straits Times Index                                          77.54
                           Swiss Perf:Sfr IX Tr                                         11.69
                           Taiwan SE:T$ IX P                                            42.86
                           T-Bill 1 Year Index Tr                                        4.91
                           T-Bill 3 Month Index Tr                                       4.74
                           T-Bill 6 Month Index Tr                                       4.85
                           Thailand Set Index                                           35.44
                           Tokyo 2nd Sct:Yen IX P                                      121.27
                           Tokyo Se(Topix):Yen IX                                       58.44
                           Toronto 300:C$ IX P                                          29.72
                           Toronto SE 35:C$ IX P                                        36.42
                           Value Line Cmp IX-Arth                                       10.56
                           Value Line Cmp IX-Geom                                       -1.40
                           Value Line Industrl IX                                       -0.05
                           Value Line Railroad IX                                       -9.93
                           Value Line Utilties IX                                       -7.10
                           Lipper CE Pac Ex Jpn IX                                      73.32
                           Lipper Pac Ex-Jpn Fd IX                                      74.88






THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST::

                           Real Estate Investment Trust Index                           -4.62

SALOMON SMITH BARNEY WGBI MARKET SECTORS:                                             LOCAL CURRENCY        U.S. DOLLARS
-----------------------------------------                                             --------------        ------------

                           U.S. Government (Sovereign)                                -2.45                  -2.45
                           United Kingdom (Sovereign)                                 -1.20                   -4.3
                           France (Sovereign)                                         -2.95                -17.16
                           Germany (Sovereign)                                        -2.08                -16.42
                           Japan (Sovereign)                                          4.83                   15.53
                           Canada (Sovereign)                                         -1.46                   4.29

Each Russell Index listed above is a trademark/service mark of the Frank Russell
Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency



PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS
         [Note: As used herein, the term "PEA" refers to a post- effective amendment to the Registration Statement of the Registrant under the Securities Act of 1933, No. 2-99356.]

(a)(1) Agreement and Declaration of Trust as amended and restated dated July 28,2000. (Exhibit to PEA #29*)
(b)(1) By-Laws of Registrant as amended through 2/3/93.
       (Exhibit 2 to PEA #21.)*
   (2) Amendment to By-Laws dated 2/4/98.  (Exhibit 2(b) to
       PEA #26.)*
      (3)Amendment to By-Laws dated 3/15/00.(Exhibit to PEA# 30)
      (4) Amendment to By-Laws dated 9/28/00.(Exhibit to PEA# 30)
(c)    None.

(d)(1) Management agreement between Registrant and Stein Roe & Farnham Incorporated ("Stein Roe") relating to the series designated Stein Roe Intermediate Municipals Fund and Stein Roe Managed Municipals Fund dated 7/1/96 as amended through 2/2/98. (Exhibit 5 to PEA #26.)*

   (2) Management Agreement between SR&F Base Trust and Stein Roe dated 8/15/95, as amended through 6/28/99.(Exhibit to PEA# 28)*

(e) Underwriting agreement between Registrant and Liberty Funds Distributor, Inc. dated 8/4/99. (Exhibit to PEA#28)*

(f)    None.

(g) Custodian contract between Registrant and State Street Bank and Trust Company ("Bank") dated 12/31/87 as amended through 5/8/95. (Exhibit 8 to PEA #18.)*

(h)(1) Administrative agreement between Registrant and Stein Roe as amended through 7/1/96. (Exhibit 9(c) to PEA #21.)*

   (2) Accounting and Bookkeeping Agreement between the Registrant and Stein Roe dated 8/3/99. (Exhibit to PEA #27)*
   (3) Restated transfer agency agreement between Registrant and SteinRoe Services Inc. dated 8/1/95 as amended through 3/31/99. (Exhibit to PEA #27)*
   (4) Sub-transfer agent agreement between SteinRoe Services
       Inc. and Liberty Funds Services, Inc. (formerly named Colonial Investors Service Center, Inc.) dated 7/3/96 as amended through 3/31/99. (Exhibit to PEA #27)*

(i)(1) Opinions and consents of Bell, Boyd & Lloyd and Ropes & Gray with respect to the series of Registrant designated SteinRoe Tax-Exempt Money Fund now named Stein Roe Municipal Money Market Fund), SteinRoe Intermediate Municipals(now named Stein Roe Intermediate Municipals Fund, SteinRoe Managed Municipals (now named Stein Roe Managed Municipals Fund) And SteinRoe High-Yield Municipals (now named Stein Roe High-Yield Municipals Fund. (Exhibit 10 to PEA 21.)*

     (2) Consent of Bell Boyd & Lloyd LLC. (Exhibit to PEA #29)

      (j)(1) Opinion and consent of Bell, Boyd & Lloyd to SteinRoe Intermediate Municipals (now named Stein Roe Intermediate Municipals Fund) regarding tax-exempt status of standby commitments. (Exhibit 11(b) to PEA #21)*
         (2) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA #21.)*
         (3) Consent of Ernst & Young LLP. (Exhibit to PEA #29)

(k)    None.

(l)    Inapplicable.

(m)    Rule 12b-1 Plan. (Exhibit (m) to PEA #27)*

(n)    Rule 18f-3 Plan. (Exhibit (n) to PEA #27)*

(o)    Mutual Funds Application. (Exhibit (o) to PEA #27)*

(p) Revised Code of Ethics-filed as Exhibit 23(p) to Registration Statement on Form N-1A to Liberty Funds Trust V (file#s 033-12109 and 811-05030) filed on August 31, 2000 and hereby incorporated by reference and made a part of this Registration Statement.

     Powers of Attorney for: John A. Bacon, Jr., William W. Boyd, Lindsay Cook, Douglas A. Hacker, Janet Langford Kelly, Charles R. Nelson and
     Thomas C. Theobald-filed in Part C, Item 23 of Post-Effective Amendment No. 28 to the Registration Statement of Liberty-Stein Roe Funds Municipal Trust filed with the Commission on July 14, 2000, is hereby incorporated by reference and made part of this Registration Statement.

-------------------------------
*Incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlled by, or under common control with, other persons within the meaning of this Item. See "Investment Advisory and Other Services," "Management," "Distributor," and "Transfer Agent" in the statement of additional information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and  Declaration of Trust of Registrant  (Exhibit
a), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

To the extent required under the 1940 Act,

    (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

   (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

  (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, Stein Roe & Farnham Incorporated ("Stein Roe"), the other investment companies advised by Stein Roe, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect Stein Roe or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement dated July 1, 1995, among the Registrant, its transfer agent and Stein Roe, Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Stein Roe against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of Stein Roe that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of Stein Roe.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment adviser, is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI, of Colonial Management Associates, Inc. (which is a subsidiary of Liberty Financial Companies, Inc.), and of the Registrant and other investment companies managed by SteinRoe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., which is located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

                                                              POSITION FORMERLY
                                                    HELD WITHIN
                     CURRENT POSITION              PAST TWO YEARS
                     -------------------           --------------
STEINROE SERVICES INC.
Kevin M. Carome       Assistant Clerk
Kenneth J. Kozanda                                VP; Treasurer
C. Allen Merritt, Jr. Director; Vice President

COLONIAL MANAGEMENT ASSOCIATES, INC.
Ophelia L. Barsketis  Senior Vice President
Kevin M. Carome       Senior Vice President
William M. Garrison   Vice President
Stephen E. Gibson     Chairman, President and
                            Chief Executive Officer
Loren A. Hansen       Senior Vice President
Clare M. Hounsell     Vice President
Deborah A. Jansen     Senior Vice President
North T. Jersild      Vice President
Joseph R. Palombo  Executive Vice President
Yvonne T. Shields     Vice President

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Christine Balzano  Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP                     VP; Secretary
Denise E. Chasmer  Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen    Vice President
Stephen F. Lockman    Vice-President
Pamela A. McGrath  Senior VP;Treasurer
Mary D. McKenzie   Vice President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Nicholas S. Norton          Vice President
Joseph R. Palombo  Executive Vice President
Veronica M. Wallace   Vice-President

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS
INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
William D. Andrews    Executive Vice-President
Christine Balzano  Vice President
Kevin M. Carome       Executive VP              VP;Secy.
Denise E. Chasmer Vice President
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen   Vice President
Stephen F. Lockman    Vice-President
Pamela A. McGrath Senior VP;Treasurer
Mary D. McKenzie  Vice President
Jane M. Naeseth       Vice-President
Nicholas S. Norton         Vice President
Joseph R. Palombo  Executive Vice President

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP               VP; Asst. Secy.
Denise E. Chasmer Vice President
William M. Garrison   Vice-President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudsen   Vice President
Pamela A. McGrath Senior VP;Treasurer
Mary D. McKenzie  Vice President
Nicholas S. Norton         Vice President
Joseph R. Palombo  Executive Vice President


LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Christine Balzano Vice President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Denise E. Chasmer Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudsen   Vice President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Pamela A. McGrath Senior VP;Treasurer
Mary D. McKenzie  Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton         Vice President
Joseph R. Palombo  Executive Vice President

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Christine Balzano Vice President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Denise E. Chasmer Vice President
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
Gail D. Knudsen   Vice President
William C. Loring     Vice-President
Pamela A. McGrath Senior VP;Treasurer
Mary D. McKenzie  Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton         Vice President
Joseph R. Palombo  Executive Vice President
Veronica M. Wallace   Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano Vice President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Denise E. Chasmer Vice President
William M. Garrison   Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Gail D. Knudsen   Vice President
Pamela A. McGrath Senior VP;Treasurer
Mary D. McKenzie  Vice President
Jane M. Naeseth       Vice President
Nicholas S. Norton         Vice President
Joseph R. Palombo  Executive Vice President
William M. Wadden IV  Vice President

LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND; LIBERTY-STEIN ROE
INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE
LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Christine Balzano Vice President
Denise E. Chasmer Vice President
Stephen E. Gibson     President
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Gail D. Knudsen   Vice President
Pamela A. McGrath Senior VP;Treasurer
Mary D. McKenzie  Vice President
Nicholas S. Norton         Vice President
Joseph R. Palombo  Executive Vice President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

ITEM 27.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., acts as underwriter to Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and SteinRoe Variable Investment Trust. The table below lists the directors and officers of Liberty Funds Distributor, Inc.


                          Position and Offices      Positions and
Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     -------------
Anderson, Judith           Vice President                     None
Babbitt, Debra             VP & Compliance Officer            None
Bartlett, John             Managing Director                  None
Bertrand, Thomas           Vice President                     None
Blakeslee, James           Senior Vice President              None
Bozek, James               Senior Vice President              None
Brown, Beth                Vice President                     None
Burtman, Tracy             Vice President                     None
Campbell, Patrick          Vice President                     None
Carroll, Sean                       Vice President                     None
Claiborne, Doug            Vice President                     None
Chrzanowski, Daniel        Vice President                     None
Conley, Brook                       Vice President                     None
Clapp, Elizabeth A.        Managing Director                  None
Costello, Matthew          Vice President                     None
Couto, Scott                        Vice President                     None
Davey, Cynthia             Senior Vice President              None
Desilets, Marian H.        Vice President                     None
Devaney, James             Senior Vice President              None
DiMaio, Steve              Vice President                     None
Downey, Christopher        Vice President                     None
Dupree, Robert             Vice President                     None
Emerson, Kim P.            Senior Vice President              None
Evans, C. Frazier          Managing Director                  None
Evitts, Stephen            Vice President                     None
Feldman, David             Managing Director                  None
Feloney, Joseph            Vice President                     None
Fifield, Robert            Vice President                     None
Fisher, James                       Vice President                     None
Fragasso, Philip           Managing Director         None
Gariepy, Tom               Vice President                     None
Gauger, Richard            Vice President                     None
Gerokoulis, Stephen A.     Senior Vice President              None
Gibson, Stephen E.         Director; Chairman of Board        None
Goldberg, Matthew          Senior Vice President              None
Gupta, Neeti               Vice President                     None
Geunard, Brian             Vice President                     None
Grace, Anthony                      Vice President                     None
Gubala, Jeffrey            Vice President                     None
Harrington, Tom            Senior Vice President              None
Hodgkins, Joseph           Senior Vice President       None
Huennekens, James          Vice President                     None
Hussey, Robert             Senior Vice President       None
Iudice, Jr., Philip        Treasurer and CFO                  None
Ives, Curt                          Vice President                     None
Jones, Cynthia             Vice President                     None
Jones, Jonathan            Vice President                     None
Kelley, Terry M.           Vice President                     None
Kelson, David W.           Senior Vice President              None
Lewis, Blair                        Vice President                     None
Libutti, Chris             Vice President                     None
Lynch, Andrew                       Managing Director         None
Lynn, Jerry                         Vice President                     None
Martin, John               Senior Vice President              None
Martin, Peter              Vice President                     None
McCombs, Gregory           Senior Vice President              None
McKenzie, Mary             Vice President                     None
Menchin, Catherine         Senior Vice President              None
Miller, Anthony            Vice President                     None
Moberly, Ann R.            Senior Vice President              None
Morse, Jonathan            Vice President                     None
Nickodemus, Paul           Vice President                     None
O'Shea, Kevin              Managing Director                  None
Palombo, Joseph R.                  Director                  None
Piken, Keith               Vice President                     None
Place, Jeffrey             Managing Director                  None
Powell, Douglas            Vice President                     None
Predmore, Tracy            Vice President                     None
Quirk, Frank               Vice President                     None
Raftery-Arpino, Linda      Senior Vice President              None
Ratto, Gregory             Vice President                     None
Reed, Christopher B.       Senior Vice President              None
Riegel, Joyce B.           Vice President                     None
Robb, Douglas              Vice President                     None
Sandberg, Travis           Vice President                     None
Santosuosso, Louise        Senior Vice President              None
Schulman, David            Senior Vice President              None
Scully-Power, Adam                  Vice President                     None
Shea, Terence              Vice President              None
Sideropoulos, Lou          Vice President                     None
Sinatra, Peter             Vice President                     None
Smith, Darren              Vice President                     None
Soester, Trisha            Vice President                     None
Studer, Eric               Vice President                     None
Sweeney, Maureen           Vice President                     None
Tambone, James             Chief Executive Officer            None
Tasiopoulos, Lou           President                          None
Torrisi, Susan                      Vice President                     None
Vail, Norman                        Vice President                     None
VanEtten, Keith H.         Senior Vice President              None
Warfield, James            Vice President                     None
Wess, Valerie              Senior Vice President              None
Young, Deborah             Vice President                     None
Zarker, Cynthia E.                  Senior Vice President              None
---------
* The address of Ms. Riegel is One South Wacker Drive, Chicago,
IL 60606.  The address of each other director and officer is One
Financial Center, Boston, MA 02111.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111.
Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.


ITEM 29.  MANAGEMENT SERVICES.

None.

ITEM 30.  UNDERTAKINGS.

None.




                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 2nd day of October, 2000.

                                   LIBERTY-STEIN ROE FUNDS
                                 MUNICIPAL TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President            October 2, 2000
Stephen E. Gibson
Principal Executive Officer

JOHN A. BACON JR.           Trustee              October 2, 2000
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee              October 2, 2000
William W. Boyd

LINDSAY COOK                Trustee              October 2, 2000
Lindsay Cook

DOUGLAS A. HACKER           Trustee              October 2, 2000
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee              October 2, 2000
Janet Langford Kelly

CHARLES R. NELSON           Trustee              October 2, 2000
Charles R. Nelson

THOMAS C. THEOBALD          Trustee              October 2, 2000
Thomas C. Theobald